INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $221,018.

	Software	License	Patents	Total
Cost
Balance, December 31, 2021	$450,429	$850,000	$-	$1,300,429
Additions	910,197	-	42,961,382	43,871,579
Translation differences	(32,325)	-	-	(32,385)
Balance, December 31, 2022	1,328,301	850,000	42,961,382	45,139,683
Additions	249,852	-	37,171	287,023
Translation differences	(103,053)	-	-	(103,053)
Balance, June 30, 2023	$1,475,100	$850,000	42,998,553	$45,323,653

Accumulated depreciation
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Depreciation	-	-	-	-
Balance, June 30, 2023	$-	$-	-	$-

Net book value
At December 31, 2022	$1,328,301	$850,000	42,961,382	$45,139,683
At June 30, 2023	$1,475,100	$850,000	42,998,553	$45,323,653